Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—71.5%
	Aerospace/Defense—1.3%
$200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 199,566
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	146,441
	TOTAL	346,007
	Airlines—1.4%
233,333	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	231,128
130,000	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	130,125
	TOTAL	361,253
	Automotive—4.1%
100,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	102,106
150,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	151,577
100,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	86,382
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	244,208
200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	196,710
33,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	32,584
250,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	251,602
	TOTAL	1,065,169
	Banking—0.6%
150,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	149,321
	Building Materials—2.2%
200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	188,729
100,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	101,538
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	174,543
100,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	98,761
	TOTAL	563,571
	Cable Satellite—4.0%
150,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	148,139
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	153,244
200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	189,936
200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	188,632
200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	180,928
200,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	196,317
	TOTAL	1,057,196
	Chemicals—3.2%
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	144,777
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	202,609
200,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	200,144
200,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	183,169
100,000	WR Grace Holdings LLC, 144A, 4.875%, 6/15/2027	96,031
	TOTAL	826,730
	Construction Machinery—0.8%
200,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	197,503
	Consumer Cyclical Services—2.8%
4,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	3,998
125,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	122,787
100,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	95,027

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—continued
$175,000		Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	$ 175,148
150,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	142,044
200,000		The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	199,278
		TOTAL	738,282
		Consumer Products—2.1%
250,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	241,865
150,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	145,823
150,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	148,740
		TOTAL	536,428
		Diversified Manufacturing—3.5%
75,000		Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	75,720
250,000		Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	249,857
25,000		Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	25,406
200,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	200,732
350,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	349,851
		TOTAL	901,566
		Finance Companies—2.2%
100,000	[1]	American Express Co., Sr. Unsecd. Note, 6.280% (SOFR +0.930%), 3/4/2025	100,470
150,000		Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	157,945
175,000		Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	174,671
50,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	49,548
100,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	96,735
		TOTAL	579,369
		Food & Beverage—2.0%
250,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	247,902
175,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	170,563
100,000		US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	101,749
		TOTAL	520,214
		Gaming—3.3%
250,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	237,962
200,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	195,842
150,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	140,937
200,000		Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	190,500
100,000		Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	101,552
		TOTAL	866,793
		Health Care—1.9%
150,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	138,327
125,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	118,394
250,000		Tenet Healthcare Corp., Term Loan - 2nd Lien, 144A, 6.250%, 2/1/2027	249,798
		TOTAL	506,519
		Independent Energy—5.0%
100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	99,978
100,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	102,287
125,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	123,617
100,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	104,949
150,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	149,622
150,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	148,181
250,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	247,850
75,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	77,814

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$250,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	$ 249,615
	TOTAL	1,303,913
	Industrial - Other—0.4%
100,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	99,457
	Insurance - P&C—1.8%
150,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	147,023
125,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	124,694
200,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	200,217
	TOTAL	471,934
	Leisure—2.7%
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	171,777
200,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	196,646
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	197,055
151,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	151,200
	TOTAL	716,678
	Lodging—1.2%
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	198,990
25,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	25,540
100,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	92,767
	TOTAL	317,297
	Media Entertainment—1.4%
50,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	44,126
125,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	120,039
150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	97,406
100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	98,492
	TOTAL	360,063
	Midstream—6.4%
125,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	122,993
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	247,154
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	50,524
300,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	299,808
125,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	124,770
250,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	248,423
75,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	75,840
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	250,924
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	246,175
	TOTAL	1,666,611
	Oil Field Services—3.5%
175,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	175,689
125,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	126,898
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	299,328
186,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	185,928
125,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	125,142
	TOTAL	912,985
	Packaging—2.5%
200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	203,772
150,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	148,936
150,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	149,276
150,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	149,665
	TOTAL	651,649

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—1.0%
$125,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$ 116,586
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	145,294
		TOTAL	261,880
		Pharmaceuticals—0.7%
200,000		Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	174,006
		Retailers—1.1%
150,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	147,431
150,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	147,303
		TOTAL	294,734
		Technology—5.7%
250,000		Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	250,647
75,000		Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	69,936
200,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	194,014
175,000		Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	163,699
32,340		Goto Group, Inc., 144A, 5.500%, 5/1/2028	26,842
44,660		Goto Group, Inc., 144A, 5.500%, 5/1/2028	22,890
175,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	168,798
75,000		NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	80,914
100,000		Open Text Corp. - OLD, 144A, 6.900%, 12/1/2027	102,588
100,000		Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	101,573
125,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	118,660
200,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	195,872
		TOTAL	1,496,433
		Transportation Services—0.9%
250,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	246,843
		Utility - Electric—1.8%
150,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	142,944
100,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	94,097
75,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	76,777
150,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	149,846
		TOTAL	463,664
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,674,209)	18,654,068
	[1]	FLOATING RATE LOANS—23.5%
		Airlines—0.4%
107,319		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 9.075% (SOFR CME +3.750%), 10/20/2027	110,416
		Automotive—0.4%
99,750		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 9.559% (SOFR CME +4.250%), 10/4/2028	99,854
		Building Materials—1.2%
100,000		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 9.330% –9.444% (SOFR CME +4.000%), 1/29/2031	100,432
124,688		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 7.579% (SOFR CME +2.250%), 5/12/2030	124,922
99,500		Tecta America Corp., 2023 Term Loan B–1st Lien, 9.694% (SOFR CME +4.250%), 4/10/2028	99,839
		TOTAL	325,193
		Chemicals—0.9%
85,539		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6–1st Lien, 7.330% (SOFR CME +2.000%), 12/20/2029	85,846
148,877		Koppers, Inc., 2024 Term Loan B–1st Lien, 8.330% (SOFR CME +3.000%), 4/10/2030	149,621
		TOTAL	235,467
		Consumer Cyclical Services—1.2%
175,000	[2]	Allied Universal Holdco, LLC, 2024 Term Loan B–1st Lien, TBD, 5/15/2028	174,970

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—continued
$125,000		Dun & Bradstreet Corp. (The), 2024 Term Loan B–1st Lien, 8.859% (SOFR CME +3.250%), 1/18/2029	$ 125,330
		TOTAL	300,300
		Consumer Products—0.8%
100,000		Fleet Midco I Ltd., 2024 Term Loan B–1st Lien, 8.579% (SOFR CME +3.250%), 2/10/2031	100,500
100,000		Illuminate Merger Sub Corp., Term Loan–1st Lien, 8.571% (SOFR CME +3.000%), 7/24/2028	100,000
		TOTAL	200,500
		Diversified Manufacturing—0.2%
55,615		Emrld Borrower LP, Term Loan B–1st Lien, 7.829% (SOFR CME +2.500%), 5/31/2030	55,951
		Gaming—2.5%
250,000		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 8.086% (SOFR CME +2.750%), 2/6/2031	250,390
49,500		Caesars Entertainment, Inc., Term Loan B–1st Lien, 8.086% (SOFR CME +2.750%), 2/6/2030	49,603
245,625		Great Canadian Gaming Corp., 2021 Term Loan–1st Lien, 9.590% (SOFR CME +4.000%), 11/1/2026	246,976
99,750		Ontario Gaming GTA LP, Term Loan B–1st Lien, 9.559% (SOFR CME +4.250%), 8/1/2030	100,305
		TOTAL	647,274
		Health Care—2.2%
174,114		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 8.579% (SOFR CME +3.250%), 2/15/2029	173,630
256,251		Medline Borrower LP, 2024 Term Loan B–1st Lien, 8.079% (SOFR CME +2.750%), 10/23/2028	257,853
148,485		Parexel International Corp., 2021 Term Loan–1st Lien, 8.694% (SOFR CME +3.250%), 11/15/2028	149,258
		TOTAL	580,741
		Industrial - Other—1.1%
100,000		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 9.420% (SOFR CME +4.000%), 3/25/2031	100,583
96,874		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.944% (SOFR CME +3.500%), 10/21/2028	97,328
87,141		SPX Flow, Inc., 2022 Term Loan–1st Lien, 9.929% (SOFR CME +4.500%), 4/5/2029	87,614
		TOTAL	285,525
		Insurance - P&C—3.2%
200,000		Hub International Ltd., 2024 Term Loan B–1st Lien, 8.575% –8.579% (SOFR CME +3.250%), 6/20/2030	201,266
99,750		Jones DesLauriers Insurance Management, Inc., 2024 Term Loan B–1st Lien, 8.830% (SOFR CME +3.500%), 3/15/2030	99,771
242,423		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 9.079% (SOFR CME +3.750%), 2/24/2028	243,545
200,000		Truist Insurance Holdings, LLC, Term Loan–1st Lien, 8.586% (SOFR CME +3.250%), 5/6/2031	201,178
98,505		USI, Inc., 2023 Term Loan B–1st Lien, 8.302% (SOFR CME +3.000%), 11/22/2029	98,642
		TOTAL	844,402
		Leisure—0.8%
76,304		Carnival Corp., 2023 Term Loan B–1st Lien, 8.071% (SOFR CME +2.750%), 8/8/2027	76,724
125,000		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B–1st Lien, 7.829% (SOFR CME +2.500%), 8/25/2028	124,844
		TOTAL	201,568
		Media Entertainment—0.8%
119,986		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 10.429% (SOFR CME +5.000%), 5/22/2026	120,466
98,250		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 9.559% (SOFR CME +4.250%), 6/24/2029	98,177
		TOTAL	218,643
		Oil Field Services—0.5%
123,442		ChampionX Corp., 2022 Term Loan B2–1st Lien, 8.178% (SOFR CME +2.750%), 6/7/2029	123,867
		Packaging—1.6%
205,953		Charter NEX U.S., Inc., 2024 Term Loan B–1st Lien, 8.829% (SOFR CME +3.500%), 12/1/2027	206,818
197,375		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 9.104% (SOFR CME +3.675%), 4/13/2029	198,361
		TOTAL	405,179
		Technology—5.7%
150,000		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 8.079% (SOFR CME +2.750%), 1/31/2031	150,037
148,875		Central Parent, Inc., 2023 Term Loan B–1st Lien, 9.309% (SOFR CME +4.000%), 7/6/2029	150,017
199,494		Cloud Software Group, Inc., 2022 USD Term Loan B–1st Lien, 9.909% (SOFR CME +4.500%), 3/30/2029	200,159
97,602		Genesys Cloud Services Holdings II, LLC, Term Loan B–1st Lien, 8.829% (SOFR CME +3.500%), 12/1/2027	98,247

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$149,240		McAfee, LLC, 2022 USD Term Loan B–2nd Lien, 8.579% (SOFR CME +3.750%), 3/1/2029	$ 149,166
125,000	[2]	Modena Buyer, LLC, Term Loan–1st Lien, TBD, 4/21/2031	122,291
62,209		Open Text Corp., 2023 Term Loan B–1st Lien, 7.579% (SOFR CME +2.250%), 1/31/2030	62,601
99,745		Proofpoint, Inc., Term Loan–1st Lien, 8.325% (SOFR CME +3.250%), 8/31/2028	99,969
99,500		Quartz Acquireco, LLC, Term Loan B–1st Lien, 8.809% (SOFR CME +3.500%), 6/28/2030	99,873
99,501		Renaissance Holding Corp., 2024 Term Loan–1st Lien, 9.597% (SOFR CME +4.250%), 4/5/2030	99,439
100,000	[2]	UKG, Inc., 2021 2nd Lien Term Loan–2nd Lien, TBD, 5/3/2027	100,712
146,436		VS Buyer, LLC, 2024 Term Loan B–1st Lien, 8.571% (SOFR CME +3.250%), 4/14/2031	147,352
		TOTAL	1,479,863
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $6,027,132)	6,114,743
		ASSET-BACKED SECURITIES—1.1%
		Auto Receivables—0.3%
70,074		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	70,068
		Automotive—0.1%
43,062		Volkswagen Auto Lease Trust 2022-A, Class A3, 3.440%, 7/21/2025	42,954
		Finance Companies—0.7%
28,911		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	28,845
150,000		Evergreen Credit Card Trust 2022-CRT2, Class B, 6.560%, 11/16/2026	150,314
		TOTAL	179,159
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $292,011)	292,181
		INVESTMENT COMPANIES—5.1%
51,943		Bank Loan Core Fund	455,020
872,105		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	872,105
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,324,473)	1,327,125
		TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $26,317,825)	26,388,117
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[4]	(301,483)
		TOTAL NET ASSETS—100%	$26,086,634
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/29/2024	$453,982	$1,265,326	$—	$1,719,308
Purchases at Cost	$—	$1,583,438	$1,222,298	$2,805,736
Proceeds from Sales	$—	$(2,848,680)	$(350,193)	$(3,198,873)
Change in Unrealized Appreciation/Depreciation	$1,038	$(317)	$—	$721
Net Realized Gain/(Loss)	$—	$233	$—	$233
Value as of 5/31/2024	$455,020	$—	$872,105	$1,327,125
Shares Held as of 5/31/2024	51,943	—	872,105	924,048
Dividend Income	$9,708	$6,700	$2,462	$18,870

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at May 31, 2024 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$18,654,068	$—	$18,654,068
Floating Rate Loans	—	6,114,743	—	6,114,743
Asset-Backed Securities	—	292,181	—	292,181
Investment Companies	1,327,125	—	—	1,327,125
TOTAL SECURITIES	$1,327,125	$25,060,992	$—	$26,388,117

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined